Equity Method Investments - Share of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity Method Investments
The Company's share of losses of associates	$ (638)	$ (477)	$ (1,095)
The Company's share of other comprehensive income (loss) of associates	58	26	(68)
The Company's share of total comprehensive income (loss) of associates	$ (580)	$ (451)	$ (1,163)